Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Award Grant Procedures.
The Compensation Committee operates under previously approved equity award grant procedures. These procedures are reviewed by the Compensation Committee on a periodic basis. Although the Compensation Committee Chair may approve changes to executive compensation, subject to the Compensation Committee’s review and ratification, only the full Compensation Committee or the Board has the authority to grant equity awards to executive officers.
Although the Compensation Committee typically makes equity award grants during its first regularly scheduled meeting of the calendar year, the Compensation Committee or the Board may also grant equity awards to executives at other regularly scheduled or special meetings, or by taking action through unanimous written consent in order to accommodate special circumstances, such as new hires or promotions. Our policy provides that equity grants shall not be timed to immediately precede the release of material non-public
information, and we do not time the disclosure of material
non-public
information for the purpose of affecting the value of our executive compensation. Beginning in 2024, the Compensation Committee ceased granting Options to our executive officers, and our executive officers do not receive any other similar awards that have an exercise price related to the market price of our common stock on the date of grant.

Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false